Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Allowance for loan losses related to commercial, commercial real estate and farm real estate loans	$ 1,500,000
Number of days reaching which loans are considered for nonaccrual status	90 days
Loans past due charged down to the net realizable value period	90 days
Federal Home Loan Bank par value | $ / shares	$ 100
Reserve amount	$ 0
Number of operating segments | Segment	1
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true
ASU 2019-05 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	false
ASU 2020-08 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true
Cash and Cash Equivalents [Member] | Interest Rate Swap [Member]
Significant Accounting Policies [Line Items]
Cash pledged as collateral	$ 10,780,000	$ 11,300,000
Unsecured Debt [Member]
Significant Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets	12 years
Maximum [Member] | Furniture and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Maximum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	50 years
Maximum [Member] | WSP [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Maximum [Member] | CIVB Risk Management, Inc. [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years